Condensed financial information of the Company - Condensed balance sheets (parenthetical) (Details) - $ / shares	Mar. 31, 2023	Mar. 31, 2022	Sep. 01, 2021	May 29, 2020	Apr. 22, 2020
Condensed financial information of the Company
Ordinary shares, par value	$ 0.0002	$ 0.0002			$ 0.00015
Ordinary shares, shares authorized	500,000,000	500,000,000		500,000,000	500,000,000
Ordinary shares, shares issued	14,900,000	14,900,000
Ordinary shares, shares outstanding	14,900,000	14,900,000	14,900,000	9,000,000	12,000,000
Reportable legal entities | Parent company
Condensed financial information of the Company
Ordinary shares, par value	$ 0.0002	$ 0.0002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	14,900,000	14,900,000
Ordinary shares, shares outstanding	14,900,000	14,900,000